Intangible assets, net - Estimated amortization (Details) - Mar. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible assets, net
2017	$ 717	¥ 4,621
2018	717	4,621
2019	717	4,621
2020	717	4,621
2021	717	4,621
2022 and thereafter	13,677	88,202
Total amortization expenses	$ 17,262	¥ 111,307